Financial risk management - Narrative (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Financial Risk Management [Line Items]
Insurance coverage on risk, percentage	90.00%	90.00%
Hedging liabilities	$ 35,000	$ 35,000	$ 57,070
Liquidity ratio		3.27	2.51
Hedging assets	25,960	$ 25,960	$ 21,263
Credit facility
Financial Risk Management [Line Items]
Undrawn borrowing facilities	1,740,000	$ 1,740,000
Secured Overnight Financing Rate (SOFR)
Financial Risk Management [Line Items]
Financial liabilities maturing in the next 12 months, percentage		6.40%
Liquidity risk
Financial Risk Management [Line Items]
Hedging assets	356,217	$ 356,217	374,140
CLP to US Dollar
Financial Risk Management [Line Items]
Derivative instruments designated as fair value hedges assets	601,420	601,420
Euro to US Dollar
Financial Risk Management [Line Items]
Derivative instruments designated as fair value hedges assets	36,210	36,210
South African Rand to US Dollar
Financial Risk Management [Line Items]
Derivative instruments designated as fair value hedges assets	27,770	27,770
Chinese Renminbi to US Dollar
Financial Risk Management [Line Items]
Derivative instruments designated as fair value hedges assets	423,730	423,730
Australian Dollar to US Dollar
Financial Risk Management [Line Items]
Derivative instruments designated as fair value hedges assets	39,730	39,730
Other countries currencies
Financial Risk Management [Line Items]
Derivative instruments designated as fair value hedges assets	9,210	$ 9,210
Chile
Financial Risk Management [Line Items]
Average foreign exchange rate, percentage		100
Derivatives
Financial Risk Management [Line Items]
Adjustments for unrealised foreign exchange losses (gains)	988,000
Financial liabilities, at fair value	$ 12,760	$ 12,760
Financial assets, at fair value			25,830
Derivatives | Derivative instruments associated with nominative term deposits | Hedges of foreign exchange risks
Financial Risk Management [Line Items]
Percentage of foreign exchange risk associated with nominative term deposits	100.00%	100.00%
Hedging liabilities	$ 23,420	$ 23,420
Derivative instruments designated as fair value hedges assets			$ 15,400